INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

(collectively, the “Funds”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Funds. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-PBDM PBEE-PRO-SAI-SUP-1 011419